Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Consolidated Statements of Operations
Revenue, net	$ 87,711	$ 81,245	$ 291,841	$ 227,287
Voyage expenses	(33,972)	(28,465)	(89,730)	(84,674)
Vessel operating expenses	(18,505)	(16,425)	(55,263)	(47,046)
Operating expense component	(657)	(2,373)	(1,686)	(8,395)
Vessel lease expense component	(605)	(2,183)	(1,552)	(7,725)
Depreciation	(9,194)	(8,755)	(27,713)	(24,308)
Amortization of deferred drydock expenditures	(1,725)	(1,621)	(5,299)	(3,799)
General and administrative expenses
Corporate	(4,648)	(5,265)	(14,471)	(15,046)
Commercial and chartering	(1,139)	(1,089)	(3,498)	(3,577)
Gain on vessel sold			12,201	0
Interest expense and finance costs	(1,042)	(1,744)	(4,869)	(3,721)
Loss on extinguishment of debt		(469)	0	(469)
Interest income	214	188	693	603
Income before taxes and equity method investments	16,438	13,044	100,654	29,130
Income tax	(44)	(137)	(105)	(202)
Loss from equity method investments	(46)	(121)	(102)	(288)
Net Income	16,348	12,786	100,447	28,640
Preferred dividends		(643)	0	(1,907)
Net Income attributable to common stockholders	$ 16,348	$ 12,143	$ 100,447	$ 26,733
Net income per share, basic (in dollars per share)	$ 0.4	$ 0.3	$ 2.46	$ 0.66
Net income per share, diluted (in dollars per share)	$ 0.4	$ 0.3	$ 2.45	$ 0.66
Weighted average number of shares outstanding, basic (in shares)	40,851,870	40,694,411	40,804,228	40,599,862
Weighted average number of shares outstanding, diluted (in shares)	40,999,114	40,712,341	41,001,711	40,740,174